FactorShares Trust
35 Beechwood Road, Suite 2B
Summit, New Jersey 07091

July 15, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:          FactorShares Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
PureFundsTM ISE Big Data ETF and PureFunds™ ISE Mobile Payments ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, PureFunds ISE Big Data ETF and PureFunds ISE Mobile Payments ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed on July 10, 2015 and effective July 15, 2015.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust